BENEFIT PLANS (Details 12) - Domestic - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 183,003	¥ 166,697
Actual return on plan assets:
Fair value of plan assets at end of year	197,398	183,003
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	17,525	7,434
Actual return on plan assets:
Relating to assets still held at end of year	1,607	566
Relating to assets sold during the year		(23)
Purchases, sales and settlements	6,030	9,548
Fair value of plan assets at end of year	¥ 25,162	¥ 17,525